      BNYIA Funds Trust
      BNYIA New York Tax-Free Money Market Fund

      Portfolio Review (Unaudited)
     ------------------------------------------------------------------

January 18, 2002

Q.Briefly describe the investment environment during the 12-month period ended 2001.

  In January 2001, the Federal Reserve embarked on an aggressive campaign to re-stimulate the United States economy and made the first move to lower the target Federal Funds rate from the 6.50% level it had been for the majority of 2000. By December 31, 2001, in response to the increasingly negative economic news and the global ramifications of the 9/11 tragedy, the target Fed Funds rate had been lowered 475 basis points to 1.75%. Money market and
  U. S. Treasury rates reflected this downward movement and the entire short-term yield curve dramatically shifted lower on both the monetary action and the build-up of cash in the short-term market as a safe haven in turbulent times. The year also saw a reduction in the U. S. Government's issuance of Treasury securities.

Q.What is your outlook for the year ahead?

  By January 2002, with the Fed Funds rate at 1.75% we are at or very close to the end of this easing cycle. Certainly, there is very little downward maneuverability in the Fed Funds rate and should more economic stimulus be required the focus would move more to fiscal than monetary action. More importantly, there has been increasingly positive economic signs that the dramatic 2001 actions by the Federal Reserve have begun to re-stimulate the economy. There have been some false starts, but Mr. Greenspan's recent focus on the positive economic signs has given more perceived credence to the anticipated recovery. Although the growth rates are not anticipated to rebound to the levels of the late 1990's, the investor perception of more favorable conditions should remove some of the rate pressure from the front-end of the yield curve. The strength of such a recovery will dictate when and to what degree the benchmark Fed Funds rate would shift from a neutral to a tightening posture.

------
An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

BNYIA Funds Trust

Officers

WALTER B. GRIMM         President


CHARLES L. BOOTH        Vice President


MARK L. SUTER           Vice President


NADEEM YOUSAF           Treasurer


STEVEN R. HOWARD        Secretary


ALAINA V. METZ          Assistant Secretary

BNYIA Funds Trust

Schedule of Portfolio Investments
New York Tax-Free Money Market Fund
December 31, 2001

                                                 Maturity Principal  Amortized
                                           Rate    Date     Amount      Cost
                                           ----  -------- ---------- ----------
New York Tax-Free Notes--96.4%
Municipal Bond--29.3%
Hempstead Town, New York, Series A (MBIA
 Insured)................................  5.25%   3/1/02 $  150,000 $  150,776
Lindenhurst, New York Union Free School
 District Tax Anticipation Notes (State
 Aid Withholding Insured)................  3.25   6/27/02  1,000,000  1,003,073
Mattituck--Cutchogue, New York Union Free
 School District (State Aid Withholding
 Insured)................................  4.90   6/15/02    100,000    101,324
Metropolitan Transportation Authority of
 New York, Series J, Prerefunded 7/1/02 @
 102 (FGIC Insured)......................  6.25    7/1/04    600,000    624,717
Monroe County New York...................  3.60    3/1/02    500,000    501,414
Monroe County New York (FGIC Insured)....  5.40    6/1/02    110,000    111,558
Municipal Assistance Corporation for New
 York City, Series D (AMBAC Insured).....  5.25    7/1/02    100,000    101,625
Nassau County New York, General
 Improvement Series T (FGIC Insured).....  5.13    9/1/02    420,000    428,613
New York City GO, Series D...............  5.25   8/15/02    700,000    711,691
New York City Transitional Finance
 Authority, Series A.....................  3.25   10/2/02    640,000    646,467
New York State Dormitory Authority.......  3.00    7/1/02    200,000    201,004
New York State Dormitory Authority (AMBAC
 Insured)................................  4.00    7/1/02    105,000    106,033
New York State Enviromental Facility.....  6.00   6/15/02    500,000    508,592
New York State GO, Prerefunded 11/15/02 @
 101*....................................  5.80  11/15/03    210,000    218,717
New York State Local Government
 Assistance Corporation, Series A .......  6.40    4/1/02    500,000    504,536
New York State Local Government
 Assistance Corporation, Series D,
 Prerefunded 4/1/02 @ 102*...............  6.75    4/1/21    500,000    514,959
Puerto Rico Commonwealth, Highway &
 Transportation Authority, Prerefunded
 7/1/02 @ 101.5*.........................  6.63    7/1/18    500,000    517,216
                                                                     ----------
                                                                      6,952,315
                                                                     ----------
Variable Rate Demand Notes*--67.1%
Babylon, New York, Industrial Development
 Agency, Ogden Corporation Revenue (LOC
 UBS AG).................................  1.80   12/1/24    400,000    400,000
Babylon, New York, Industrial Development
 Agency, Ogden Martin Systems Revenue....  1.40    1/1/19  1,200,000  1,200,000
Long Island Power Authority..............  1.80    5/1/33    500,000    500,000
New York City Housing Development
 Corporation, Multifamily Mortgage
 Revenue, James Tower, Series A (LOC
 Citibank N.A.)..........................  1.45    7/1/05    700,000    700,000

BNYIA Funds Trust

New York Tax-Free Money Market Fund
December 31, 2001

                                                 Maturity Principal  Amortized
                                           Rate    Date    Amount      Cost
                                           ----  -------- --------- -----------
New York Tax-Free Notes (continued)
New York City GO, Series B, Subseries B4
 (MBIA Insured, SPA Credit Agricole
 Indosez)................................  1.90%  8/15/23 $ 500,000 $   500,000
New York City GO, Sub-Series J-2 (LOC
 Commerzbank A.G.).......................  1.60   2/15/16   700,000     700,000
New York City GO, Subseries A-10 (LOC
 Morgan Guaranty Trust)..................  1.75    8/1/17   300,000     300,000
New York City Housing Development
 Corporation, Multifamily Rental Housing
 Revenue, AMT, Series A (FNMA Insured) ..  1.50  11/15/19   900,000     900,000
New York City Industrial Development
 Agency Revenue, AMT.....................  2.90    1/1/24   800,000     800,000
New York City Industrial Development
 Agency, Columbia Grammar & Prep School
 (LOC Allied Irish Bank PLC) ............  1.60   9/30/31   400,000     400,000
New York State Energy Research &
 Development Authority, Pollution Control
 Revenue (AMBAC Insured).................  1.40    8/1/15   700,000     700,000
New York State Energy Research &
 Development Authority, Pollution Control
 Revenue (LOC Morgan Guaranty Trust).....  1.75    6/1/29   200,000     200,000
New York State Environmental Facilities
 Corporation, Pollution Control Revenue,
 Series 9 (SPA Bank of New York).........  1.61   6/15/14 1,000,000   1,000,000
New York State Housing Finance Agency
 Revenue, AMT (FNMA Insured).............  1.50    5/1/29 1,000,000   1,000,000
New York State Housing Finance Agency
 Revenue, AMT (FNMA Insured).............  1.65   5/15/31   900,000     900,000
New York State Housing Finance Agency
 Revenue, AMT (FNMA Insured).............  1.65   5/15/31   500,000     500,000
New York State Housing Finance Agency
 Revenue, AMT (FNMA Insured).............  1.65   5/15/33   900,000     900,000
New York State Housing Finance Agency
 Revenue, AMT (LOC Bayerische Hypo Und
 Ver)....................................  1.50   11/1/28   400,000     400,000
New York State Housing Finance Agency
 Revenue, AMT (LOC Fleet National Bank)..  1.55   11/1/32   900,000     900,000
Port Authority New York & New Jersey
 Revenue (MBIA Insured)..................  1.70   12/1/17   900,000     900,000
Triborough Bridge & Tunnel Authority
 Revenue (SPA Bank of New York)..........  1.65    1/1/03   700,000     700,000
Triborough Bridge & Tunnel Authority
 Revenue (SPA Bank of New York)..........  1.65    1/1/03 1,000,000   1,000,000
Yonkers, New York, Industrial Development
 Agency, Civic Facility Revenue, (LOC
 Dexia Credit Local de France) ..........  1.50    7/1/19   400,000     400,000
                                                                    -----------
                                                                     15,900,000
                                                                    -----------
Total New York Tax-Free Notes..........................              22,852,315
                                                                    -----------

BNYIA Funds Trust

New York Tax-Free Money Market Fund
December 31, 2001

                                                                     Amortized
                                                            Shares     Cost
                                                            ------- -----------
Investment Companies--3.1%
ACM Government Fund........................................ 726,071 $   726,071
                                                                    -----------
Total Investment Companies.........................................     726,071
                                                                    -----------
Total (Amortized Cost $23,578,386)(a)--99.5%....................... $23,578,386
                                                                    ===========

--------
Percentages indicated are based on net assets of $23,704,682.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on December 31, 2001. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC--American Municipal Bond Assurance Corp.

AMT--Interest on security is subject to Federal Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Corp.

FNMA--Federal National Mortgage Association

GO--General Obligation

LOC--Letter of Credit

MBIA--Municipal Bond Insurance Association

SPA--Standby Purchase Agreement

See notes to financial statements.

BNYIA Funds Trust

Statement of Assets and Liabilities
December 31, 2001

                                                                    New York
                                                                    Tax-Free
                                                                  Money Market
                                                                      Fund
                                                                  ------------
Assets:
Investments, at amortized cost (cost $23,578,386)................ $23,578,386
Interest and dividends receivable................................     150,487
Receivable from Investment Adviser...............................       9,860
Prepaid expenses.................................................      23,194
                                                                  -----------
Total Assets.....................................................  23,761,927
                                                                  -----------
Liabilities:
Dividends payable................................................      19,029
Administration fee payable.......................................         262
Distribution fee payable.........................................         366
Other accrued expenses...........................................      37,588
                                                                  -----------
Total Liabilities................................................      57,245
                                                                  -----------
Net Assets....................................................... $23,704,682
                                                                  ===========
Composition of Net Assets:
Capital.......................................................... $23,715,472
Distributions in excess of net investment income.................      (5,123)
Accumulated net realized losses from investment transactions.....      (5,667)
                                                                  -----------
Net Assets....................................................... $23,704,682
                                                                  ===========
Class A Shares:
Net Assets....................................................... $23,704,682
Shares Outstanding (par value $0.001 per share)..................  23,734,776
                                                                  -----------
Net Asset Value, Offering Price and Redemption Price per share... $      1.00
                                                                  ===========

See notes to financial statements.

BNYIA Funds Trust

Statement of Operations
For the year ended December 31, 2001

                                                                      New York
                                                                      Tax-Free
                                                                    Money Market
                                                                        Fund
                                                                    ------------
Investment Income:
Interest...........................................................  $1,096,294
Dividend...........................................................      14,378
                                                                     ----------
Total Investment Income............................................   1,110,672
                                                                     ----------
Expenses:
Investment Adviser.................................................     133,004
Administration.....................................................      57,002
Distribution.......................................................       8,927
Accounting.........................................................       2,943
Custodian..........................................................       5,718
Legal..............................................................     108,507
Transfer agent.....................................................      41,028
Trustee............................................................      25,318
Other..............................................................      53,142
                                                                     ----------
  Total expenses before fee reductions.............................     435,589
  Fees reduced by Administrator and its affiliates.................     (19,001)
  Fees waived and expenses reimbursed by Investment Adviser........    (145,265)
                                                                     ----------
  Net Expenses.....................................................     271,323
                                                                     ----------
Net Investment Income..............................................     839,349
                                                                     ----------
Net realized gains from investment transactions....................       9,721
                                                                     ----------
Change in net assets resulting from operations.....................  $  849,070
                                                                     ==========

See notes to financial statements.

BNYIA Funds Trust

Statements of Changes in Net Assets

                                                       New York Tax-Free
                                                       Money Market Fund
                                                   ---------------------------
                                                      For the years ended
                                                          December 31,
                                                   ---------------------------
                                                       2001          2000
                                                   ------------  -------------
Investment Activities:
Operations:
 Net investment income...........................  $    839,349  $   3,425,108
 Net realized gains (losses) from investment
  transactions...................................         9,721         (1,681)
                                                   ------------  -------------
Change in net assets from operations.............       849,070      3,423,427
                                                   ------------  -------------
Dividends:
 Net investment income...........................      (868,693)    (3,425,108)
                                                   ------------  -------------
Change in net assets from shareholder dividends..      (868,693)    (3,425,108)
                                                   ------------  -------------
Change in net assets from capital share
 transactions....................................   (27,894,496)   (55,272,775)
                                                   ------------  -------------
Change in net assets.............................   (27,914,119)   (55,274,456)

Net Assets:
 Beginning of year...............................    51,618,801    106,893,257
                                                   ------------  -------------
 End of year.....................................  $ 23,704,682  $  51,618,801
                                                   ============  =============
Share Transactions:
All capital share transactions have been
 processed at a net asset value of $1.00 per
 share.
  Issued.........................................    28,316,368    213,761,147
  Reinvested.....................................       996,797      2,811,932
  Redeemed.......................................   (57,207,661)  (271,845,854)
                                                   ------------  -------------
Change in shares.................................   (27,894,496)   (55,272,775)
                                                   ============  =============

See notes to financial statements.

BNYIA Funds Trust

Financial Highlights

Selected per share data for a share outstanding throughout the periods indicated.

                                    New York Tax-Free Money Market Fund
                                  --------------------------------------------
                                               Class A Shares
                                  --------------------------------------------
                                      For the years ended December 31,
                                  --------------------------------------------
                                   2001     2000      1999     1998     1997
                                  -------  -------  --------  -------  -------
Net Asset Value, Beginning of
 Period.......................... $  1.00  $  1.00  $   1.00  $  1.00  $  1.00
                                  -------  -------  --------  -------  -------
Investment Activities:
 Net investment income...........    0.02     0.03      0.03     0.03     0.03
                                  -------  -------  --------  -------  -------
  Total from investment
   activities....................    0.02     0.03      0.03     0.03     0.03
                                  -------  -------  --------  -------  -------
Dividends:
 Net investment income...........   (0.02)   (0.03)    (0.03)   (0.03)   (0.03)
                                  -------  -------  --------  -------  -------
  Total dividends................   (0.02)   (0.03)    (0.03)   (0.03)   (0.03)
                                  -------  -------  --------  -------  -------
Net Asset Value, End of Period... $  1.00  $  1.00  $   1.00  $  1.00  $  1.00
                                  =======  =======  ========  =======  =======
Total Return.....................    2.13%    3.46%     2.64%    2.83%    3.14%
Ratios/Supplementary Data:
 Net Assets at end of period
  (000's)........................ $23,705  $51,619  $106,893  $94,259  $86,729
 Ratio of net expenses to average
  net assets.....................    0.71%    0.65%     0.65%    0.64%    0.52%
 Ratio of net investment income
  to average net assets..........    2.21%    3.37%     2.61%    2.78%    3.09%
 Ratio of expenses to average net
  assets(a)......................    1.00%     (b)      0.88%    0.82%    0.80%

--------
(a) During the period, certain fees were voluntarily/contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.
(b) During the period, there were no voluntary reductions/reimbursements.

See notes to financial statements.

BNYIA Funds Trust

Notes to Financial Statements
December 31, 2001

1.Organization

     BNYIA Funds Trust, previously known as the HSBC Funds Trust, (the "Trust") was organized on October 31, 1985 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with four investment portfolios; one of which is the New York Tax-Free Money Market Fund (the "Fund"). The Fund is part of the BNYIA Family of Funds, which is comprised of the BNYIA Funds Trust and the BNYIA Mutual Funds Trust. Financial statements for all other BNYIA Family of Funds are published separately.

     The Fund is authorized to issue three classes of shares as follows:
  Class A Shares, Class B Shares, and Class C Shares. At December 31, 2001, the Fund had not issued Class B Shares or Class C Shares. Each class has identical rights and privileges except with respect to the fees paid under distribution and service organization plans, voting matters affecting a single class of shares and the exchange privileges of each class of shares.

2.Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  Securities Valuation:

     The Fund values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees. Investments in investment companies are valued at their net asset values as reported by such companies. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

  Security Transactions and Related Income:

     Security transactions are recorded on the date the security is purchased or sold ("trade date"). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

BNYIA Funds Trust

  Expense Allocation:

     Expenses directly attributed to the Fund are charged to the Fund's operations; expenses, which are applicable to all funds in the BNYIA Family of Funds, are allocated among them on the basis of relative net assets or another appropriate basis. Expenses specific to a class are charged to that class.

  Repurchase Agreements:

     The Fund may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a market value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Fund could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements is held by the Fund's custodian, either physically or in book entry form.

  Federal Income Taxes and Dividends to Shareholders:

     The Fund is a separate taxable entity for federal tax purposes. The Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. Dividends from net investment income are declared daily and paid monthly. Dividends from net realized gains, if any, are declared and paid at least annually by the Fund. To the extent that net realized gains of the Fund can be reduced by any capital loss carryovers, such gains will not be distributed. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies. Accordingly, no provision for federal or excise tax is required.

     The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital: temporary differences do not require reclassification. Distributions in 2001 and 2000 and distributable earnings as of December 31, 2001 were the same for book and tax purposes, except for a distribution in excess of net investment income of $5,123 in 2001 related to certain timing differences between book and tax.

BNYIA Funds Trust

3.Related Party Transactions

  Investment Adviser:

     The Trust currently retains Bank of New York, Inc. to act as Investment Adviser (the "Adviser") for the Fund. HSBC Asset Management (Americas) Inc. ("HSBC"), a wholly owned subsidiary of HSBC Bank USA, a New York State chartered bank, served as the Investment Adviser through September 28, 2001. As compensation for its services the Adviser, and previously HSBC, is entitled to receive a fee, accrued daily, and paid monthly, at the following annual rates:

                                                                 Investment
   Portion of the Fund's Average Daily Net Assets             Advisory Fee Rate
   ----------------------------------------------             -----------------
   Up to $500 million........................................       0.350%
   In excess of $500 million but not exceeding $1 billion....       0.315
   In excess of $1 billion but not exceeding $1.5 billion....       0.280
   In excess of $1.5 billion.................................       0.245

  Administrator:

     BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., with whom certain officers are affiliated, serves the Trust as administrator (the "Administrator"). Such officers are not paid any fees directly by the Fund for serving as officers of the Trust. In accordance with the terms of the Management and Administration Agreement, BISYS is entitled to a fee accrued daily, and paid monthly, at the following annual rates:

   Based on the Fund's Average Daily Net Assets        Administration Fee Rate
   --------------------------------------------        -----------------------
   Up to $200 million.................................          0.150%
   In excess of $200 million but not exceeding $400
    million...........................................          0.125
   In excess of $400 million but not exceeding $600
    million...........................................          0.100
   In excess of $600 million..........................          0.080

  Distribution Plan:

     BISYS Fund Services Limited Partnership (the "Distributor") serves as distributor of the Fund. The Trust has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Fund to the Distributor for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.10% of the average net assets of Class A Shares.

  Service Organization:

     The Fund may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations (the "Service Organization") whereby each Service Organization provides record keeping and certain administration services for its customers who invest in the Fund through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments for the performance of its service under the Service Agreement. The payments from the Fund on an annual basis will not exceed 0.10%

BNYIA Funds Trust
  for Class A Shares of the average value of the Fund's shares held in the sub-accounts of the Service Organizations. During the year ended December 31, 2001, the Fund did not participate in any Service Agreements.

  Fund Accountant, Transfer Agent, and Custodian:

     BISYS provides fund accounting and transfer agent services for the Fund. In addition, Bank of New York, an affiliate of the Adviser, serves as custodian for the Fund. For these services to the Fund, BISYS and Bank of New York each receive a fee accrued daily and paid monthly.

  Legal Counsel:

     Paul, Weiss, Rifkind, Wharton and Garrison serves as the Trust's legal counsel. A partner of the Trust's legal counsel serves as Secretary of the Trust. For the year ended December 31, 2001, the Fund paid $75,035 in legal fees to the Trust's legal counsel.

  Fee Reductions and Reimbursements:

     The Adviser has contractually agreed to limit expenses of the Fund by reimbursing its Investment Adviser fee and other expenses to the extent the ordinary operating expenses exceed 0.65% of average daily net assets for Class A Shares of the Fund. Pursuant to this agreement, the Adviser waived fees and reimbursed other expenses totalling $34,710 through December 31, 2001. Through September 28, 2001, HSBC voluntarily reduced its advisory fee by $110,555. The Administrator is contractually waiving 0.05% of its fee charged to the Fund for the year ended December 31, 2001.

4. Concentration of Credit Risk:

     The Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than is a municipal money market fund that is not concentrated in these issuers to the same extent.

5. Realized Loss Carryforward:

     For Federal income tax purposes, the Fund has capital loss carryovers as of December 31, 2001, which are available to offset future gains, if any:

               Amount Expires
               ------ -------
               $2,956  2005
                1,030  2006
                1,681  2008
               ------
               $5,667
               ======

BNYIA Funds Trust

6. Subsequent Event:

     In February 2002, shareholders of the Fund approved by majority vote of outstanding shares to merge into the BNY Hamilton New York Tax-Free Money Market Fund. The voting results tabulated for the Fund show 16,009,566 votes FOR the merger, 98,028 votes AGAINST the merger, and 229,528 votes ABSTAINED. The merger is expected to take place by the end of February 2002.

7. Federal Income Tax Information (Unaudited):

     For the taxable year ended December 31, 2001, the Fund declared tax-exempt income dividends of $998,765.

Report of Independent Public Accountants

To the Shareholders and Board of Trustees of the BNYIA Funds Trust:

   We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the New York Tax-Free Money Market Fund (one of the portfolios comprising the BNYIA Funds Trust, formerly the HSBC Funds Trust) as of December 31, 2001, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the New York Tax-Free Money Market Fund as of December 31, 2000, were audited by other auditors whose report dated February 20, 2001, expressed an unqualified opinion on those financial statements and financial highlights.

   We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New York Tax-Free Money Market Fund of the BNYIA Funds Trust as of December 31, 2001, the results of its operations, the changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP

Columbus, Ohio
January 25, 2002

BNYIA Funds Trust

December 31, 2001

Trustee and Officer Information:

                                                                   Number of
                                     Term of                       Portfolios
                                    Office and                      in Fund
                          Position  Length of       Principal       Complex        Other
                         Held with     Time        Occupation       Overseen   Trusteeships
Name, Address and Age       Fund      Served   During Past 5 Years by Trustee Held by Trustee
---------------------    ---------  ---------  ------------------- ---------- ---------------
Non-Interested Trustees
                          Trustee    1997 to     Managing               7
                                     present     Director
Harald Paumgarten                                Adirondack
 405 Lexington Avenue                            Capital Group
 New York, NY 10017                              1997 to
 Age: 62                                         present

                          Trustee    1999 to     Professor of           7
Jeffrey J. Haas                      present     Law New York
 155 East 38th Street                            Law School
 New York, NY 10016                              1996 to
 Age: 39                                         present

Richard J. Loos           Trustee    1999 to     President,             7
 19-27 Prospect Ridge                present     Aspen Capital
 Ridgefield, CT 06877                            Management
 Age: 67                                         1995-1996

                          Trustee    1999 to     President              7     The Wall Street
Clifton H. W. Maloney                present     C.H.W. Maloney               Fund, Inc.
 49 East 92nd Street                             & Co., Inc.
 New York, NY 10028                              1981 to
 Age: 63                                         present

                                                      Principal
                         Position                     Occupation
Officers:             Held with Fund             During Past 5 Years
---------             --------------             -------------------
Walter B. Grimm         President      Vice President
 3435 Stelzer Road                     BISYS Fund Services, Inc.
 Columbus, OH 43219                    1992 to present
 Age: 55

Charles L. Booth      Vice President   Chief Compliance Officer
 3435 Stelzer Road                     BISYS Fund Services Inc.
 Columbus, OH 43219                    1988 to present
 Age: 41

Mark L. Suter         Vice President   Client Services
 3435 Stelzer Road                     BISYS Fund Services, Inc.
 Columbus, OH 43219                    2000 to present
 Age: 34                               Vice President
                                       Seligman Data Corp.
                                       1996 to 2000

Nadeem Yousaf           Treasurer      Vice President
 3435 Stelzer Road                     BISYS Fund Services, Inc.
 Columbus, OH 43219                    1999 to present
 Age: 32                               Director
                                       Investors Bank and Trust
                                       1997 to 1999

Steven R. Howard        Secretary      Partner
 1285 Avenue of the                    Paul, Weiss, Rifkind, Wharton & Garrison
 Americas                              1998 to present
 New York, NY 10019
 Age: 47

BNYIA Funds Trust

December 31, 2001

Change in Independent Auditor


   In January 2002, Ernst & Young LLP ("Ernst & Young") resigned as independent auditor of the Fund. Arthur Andersen LLP was selected as the Fund's independent auditor. The Fund's selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

   The reports on the financial statements audited by Ernst & Young for the years ended December 31, 2000 and prior for the Fund did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's two most recent fiscal years and up to and including January 2002, there were no disagreements between the Fund and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Ernst & Young, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.

                                            BNYIA Funds Trust

                                            BNYIA New York Tax-Free Money
                                            Market Fund


BNYIA Funds Trust
3435 Stelzer Road
Columbus, Ohio 43219

Information:
(800) 634-2536

Investment Adviser
The Bank of New York, Inc.
One Wall Street
New York, New York 10286

Distributor, Administrator, Transfer Agent and Dividend Disbursing Agent
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

Custodian
The Bank of New York
90 Washington Street
New York, New York 10286

Independent Auditors
Arthur Andersen LLP
Suite 2100
Huntington Center
41 South High Street
Columbus, Ohio 43215

Legal Counsel
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019

This report is for the information of the shareholders of The BNYIA Funds
Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus. Shares of the Fund are not an obligation of or guaranteed or endorsed by Bank of New York or its affiliates. An investment in the Fund is neither insured nor guaranteed by the FDIC or any other government agency, and may involve investment risk, including the possible loss of principal.
                                                                            2/02
Annual Report
December 31, 2001

Managed by:
Bank of New York, Inc.

Sponsored and distributed by:
BISYS Fund Services